Retirement And Other Benefit Plans - Expected Amortization of Components of AOCI (Details) $ in Thousands	12 Months Ended
Jan. 31, 2015 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of net actuarial loss (gain)	$ 140
Amortization of net prior service cost	16
Expected amortization, net of tax:	156
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of net actuarial loss (gain)	(190)
Amortization of net prior service cost	0
Expected amortization, net of tax:	$ (190)